Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Revenues	$ 71,905	$ 64,166	$ 62,233
Vessel operating expenses	(39,820)	(44,024)	(38,760)
General and administrative	(29,528)	(21,184)	(26,660)
Interest income	1,217
Interest expense	(450)	(392)	(316)
Realized and unrealized loss on derivative instruments			(12,186)
Other expense	(319)	(657)	(812)
Voyageur Spirit [Member]
Related Party Transaction [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Discontinued Operations [Member]
Related Party Transaction [Line Items]
General and administrative	$ 19,255	$ 59,872	$ 106,483